UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Credit Opportunities Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.5%

	CORPORATE BONDS – 72.9%

	Aerospace & Defense – 0.2%

$1,700	DAE Funding LLC, 144A	4.500%	8/01/22	BB	$1,649,000

	Airlines – 0.3%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,238,750

	Auto Components – 0.3%

2,140	Delphi Jersey Holdings, 144A	5.000%	10/01/25	BB	2,041,025

	Beverages – 0.5%

3,700	Cott Holdings Incorporated, 144A	5.500%	4/01/25	B1	3,598,250

	Building Products – 0.6%

3,410	Builders FirstSource, Inc., 144A	5.625%	9/01/24	BB–	3,324,750

820	Masonite International Corporation, 144A	5.625%	3/15/23	BB+	838,204
4,230	Total Building Products				4,162,954

	Capital Markets – 1.0%

3,700	LPL Holdings Incorporated, 144A	5.750%	9/15/25	B+	3,598,250

3,825	MSCI Inc., 144A	4.750%	8/01/26	BB+	3,700,687
7,525	Total Capital Markets				7,298,937

	Chemicals – 1.8%

2,500	Alpha 3 BV / Alpha US Bidco, Inc., 144A	6.250%	2/01/25	CCC+	2,456,250

3,600	PQ Corporation, 144A	5.750%	12/15/25	B	3,564,000

2,700	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	2,676,375

1,900	Valvoline, Inc.	5.500%	7/15/24	BB+	1,919,000

1,700	Venator Finance Sarl / Venator Materials Corp., 144A	5.750%	7/15/25	BB–	1,623,500
12,400	Total Chemicals				12,239,125

	Commercial Services & Supplies – 1.2%

2,700	Covanta Holding Corporation	5.875%	7/01/25	B1	2,605,500

2,700	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	2,463,750

1,650	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	1,600,500

1,650	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B	1,683,000
8,700	Total Commercial Services & Supplies				8,352,750

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 1.4%

$5,050	CommScope Inc., 144A	5.500%	6/15/24	BB–	$5,075,250

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	BB–	3,584,588

2,000	Nortel Networks Corp., (3)	0.000%	7/15/11	N/R	60,000

850	ViaSat Inc., 144A	5.625%	9/15/25	BB–	799,000
11,410	Total Communications Equipment				9,518,838

	Construction & Engineering – 0.9%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,075,000

3,000	Great Lakes Dredge & Dock Corporation	8.000%	5/15/22	B–	3,067,500

2,250	Shea Homes LP, 144A	5.875%	4/01/23	BB–	2,252,813
6,250	Total Construction & Engineering				6,395,313

	Construction Materials – 0.1%

850	Summit Materials LLC/Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB	799,000

	Consumer Finance – 0.4%

2,000	Navient Corporation	6.625%	7/26/21	BB	2,054,400

850	Provident Funding Associates LP / PFG Finance Corp., 144A	6.375%	6/15/25	B+	827,517
2,850	Total Consumer Finance				2,881,917

	Containers & Packaging – 3.8%

4,670	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	4,617,462

4,400	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	2/15/25	B	4,284,500

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,122,437

1,775	Crown Americas LLC / Crown Americas Capital Corp VI, 144A	4.750%	2/01/26	Ba3	1,686,250

2,000	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	CCC+	1,925,000

1,890	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	1,814,589

5,627	Reynolds Group, 144A	5.125%	7/15/23	B+	5,556,662

2,000	Sealed Air Corporation, 144A	5.125%	12/01/24	BB+	2,015,000

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB+	1,798,125
27,262	Total Containers & Packaging				26,820,025

	Diversified Consumer Services – 0.3%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	2,193,750

	Diversified Financial Services – 2.0%

2,525	ASP AMC Merger Sub., Inc., 144A	8.000%	5/15/25	CCC+	2,095,750

3,500	Freedom Mortgage Corporation, 144A	8.125%	11/15/24	B+	3,395,000

3,150	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	3,150,000

3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,153,780

1,800	Travelport Corporate Finance PLC, 144A	6.000%	3/15/26	B+	1,813,500
14,125	Total Diversified Financial Services				13,608,030

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 5.3%

$3,000	CenturyLink Inc.	5.800%	3/15/22	BB	$2,970,000

1,500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	1,509,375

1,635	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	1,626,825

3,330	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	2,987,676

4,000	IntelSat Jackson Holdings, 144A	9.750%	7/15/25	CCC+	4,220,000

8,900	IntelSat Limited	7.750%	6/01/21	CCC–	8,277,000

10,435	IntelSat Limited	8.125%	6/01/23	CCC–	8,426,262

500	Level 3 Communications Inc.	5.750%	12/01/22	BB–	500,000

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,000,000

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,425,900

1,900	Qualitytech LP/QTS Finance Corp., 144A	4.750%	11/15/25	BB	1,778,305

1,400	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,375,500
40,055	Total Diversified Telecommunication Services				37,096,843

	Electrical Equipment – 0.3%

850	Energizer Gamma Acquisition Inc., 144A, (WI/DD)	6.375%	7/15/26	BB–	864,344

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,318,375
2,175	Total Electrical Equipment				2,182,719

	Electronic Equipment, Instruments & Components – 0.0%

280	TTM Technologies Inc., 144A	5.625%	10/01/25	BB	273,000

	Energy Equipment & Services – 1.2%

1,250	Apergy Corp, 144A	6.375%	5/01/26	B1	1,270,313

2,000	Bristow Group, Inc.	6.250%	10/15/22	B–	1,555,000

2,000	Bristow Group, Inc., 144A	8.750%	3/01/23	B+	1,955,000

1,300	Nabors Industries Inc.	5.500%	1/15/23	BB	1,242,800

1,300	Oceaneering International Inc.	6.000%	2/01/28	BBB–	1,290,824

900	Transocean Guardian Ltd, 144A, (WI/DD)	5.875%	1/15/24	BB–	894,375
8,750	Total Energy Equipment & Services				8,208,312

	Equity Real Estate Investment Trusts – 2.2%

3,200	CyrusOne LP Finance.	5.000%	3/15/24	BB+	3,200,000

4,775	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BBB–	4,727,250

4,000	iStar Inc.	5.000%	7/01/19	BB	3,990,000

1,800	Lamar Media Corporation	5.750%	2/01/26	BB	1,831,500

1,700	SBA Communications Corporation, 144A	4.000%	10/01/22	B+	1,625,625
15,475	Total Equity Real Estate Investment Trusts				15,374,375

	Food & Staples Retailing – 0.4%

2,695	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB	2,661,312

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 0.9%

$1,820	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	$1,747,200

1,800	Pinnacle Foods Finance LLC	5.875%	1/15/24	BB–	1,896,750

2,500	Post Holdings Inc., 144A	5.500%	3/01/25	B	2,440,625
6,120	Total Food Products				6,084,575

	Gas Utilities – 0.5%

3,300	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	3,300,000

	Health Care Equipment & Supplies – 0.9%

850	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba2	824,500

1,500	Hill ROM Holdings Inc., 144A	5.000%	2/15/25	BB	1,455,000

820	Hologic Incorporated, 144A	4.375%	10/15/25	BB–	783,100

3,240	Kinetics Concept/KCI USA, Inc., 144A	7.875%	2/15/21	B1	3,288,600
6,410	Total Health Care Equipment & Supplies				6,351,200

	Health Care Providers & Services – 2.6%

1,000	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC	1,012,200

609	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	614,329

2,000	HCA Inc.	5.875%	3/15/22	BBB–	2,085,000

1,425	HCA Inc.	5.875%	2/15/26	Ba2	1,437,469

2,250	HCA Inc.	5.250%	6/15/26	BBB–	2,234,700

2,365	HealthSouth Corporation	5.750%	11/01/24	B+	2,366,372

1,000	Molina Healthcare Inc.	5.375%	11/15/22	BB–	1,006,250

3,500	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB–	3,395,000

1,000	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	1,031,250

2,700	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	2,686,500
17,849	Total Health Care Providers & Services				17,869,070

	Hotels, Restaurants & Leisure – 8.4%

3,750	1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	3,562,500

1,865	Boyd Gaming Corporation	6.375%	4/01/26	B+	1,888,313

1,700	Boyne USA Inc., 144A	7.250%	5/01/25	B	1,772,250

2,600	Eldorado Resorts, Inc.	6.000%	4/01/25	B	2,603,250

940	Hilton Domestic Operating Company Inc.	4.250%	9/01/24	BB+	894,175

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB–	3,578,826

4,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	4,120,000

3,100	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,060,320

875	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 14A	4.750%	6/01/27	BB	826,875

3,775	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	5.625%	5/01/24	BB–	3,822,188

2,400	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	2,262,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$17,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	$17,212,500

500	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	476,250

3,450	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	3,726,345

1,100	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A, (WI/DD)	7.000%	7/15/26	B–	1,111,000

1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B–	1,598,000

2,750	SugarHouse HSP Gaming Property Finance, 144A	5.875%	5/15/25	B–	2,585,000

3,400	Wyndham Hotels & Resorts Inc., 144A	5.375%	4/15/26	Ba2	3,374,500
58,455	Total Hotels, Restaurants & Leisure				58,474,292

	Household Durables – 1.1%

1,000	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	1,062,500

1,950	KB Home	7.000%	12/15/21	BB–	2,047,500

2,500	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	2,513,000

1,800	William Lyon Homes Inc., 144A	6.000%	9/01/23	B+	1,776,978
7,250	Total Household Durables				7,399,978

	Independent Power & Renewable Electricity Producers – 0.4%

2,500	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	2,493,750

	Insurance – 0.2%

1,250	Fidelity & Guaranty Life Holdings Inc., 144A	5.500%	5/01/25	BB+	1,218,750

	Internet and Direct Marketing Retail – 0.3%

2,350	Netflix Incorporated, 144A	4.875%	4/15/28	Ba3	2,239,949

	Internet Software & Services – 0.2%

1,700	j2 Cloud LLC/Global Inc., 144A	6.000%	7/15/25	BB	1,721,250

	IT Services – 2.0%

2,750	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	2,688,125

4,000	CDW LLC Finance	5.500%	12/01/24	BB–	4,080,000

2,000	First Data Corporation, 144A	5.375%	8/15/23	BB+	2,018,500

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,603,950

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB+	2,332,375
13,600	Total IT Services				13,722,950

	Leisure Products – 0.1%

500	Party City Holdco Inc., 144A	6.125%	8/15/23	B2	502,500

	Life Sciences Tools & Services – 0.4%

2,750	Charles River Laboratories International Inc., 144A	5.500%	4/01/26	BB+	2,756,050

	Machinery – 0.4%

2,400	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	4/01/26	BB–	2,484,000

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Marine – 0.4%

$3,020	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	$3,076,625

	Media – 8.2%

3,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	3,771,050

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB+	2,344,600

2,000	CCO Holdings LLC Finance Corporation, 144A	5.375%	5/01/25	BB+	1,935,000

570	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	560,025

1,500	CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,454,550

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	3,975,000

725	Charter Communications, CCO Holdings LLC, 144A	4.000%	3/01/23	BB+	681,500

500	Clear Channel Worldwide	7.625%	3/15/20	CCC+	496,250

2,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba2	1,910,000

2,500	Dish DBS Corporation	5.875%	7/15/22	BB	2,350,000

1,500	Dish DBS Corporation	5.000%	3/15/23	BB	1,301,250

1,925	Dish DBS Corporation	7.750%	7/01/26	BB	1,686,781

1,750	E.W. Scripps Company, 144A	5.125%	5/15/25	BB–	1,640,625

1,890	Gray Television Inc., 144A	5.125%	10/15/24	B+	1,804,950

3,480	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	3,262,500

31,633	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (3)	14.000%	2/01/21	C	3,914,546

8,000	iHeartCommunications, Inc., 144A, (3)	11.250%	3/01/21	C	5,920,000

1,000	iHeartCommunications, Inc., (3)	11.250%	3/01/21	CC	760,000

2,790	iHeartCommunications, Inc., (3)	9.000%	3/01/21	CC	2,106,450

2,125	LIN Television Corporation	5.875%	11/15/22	B+	2,167,500

3,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	3,307,500

1,890	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	1,821,487

2,000	Quebecor Media Inc.	5.750%	1/15/23	B+	2,040,000

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,775,250

1,600	Videotron Limited, 144A	5.125%	4/15/27	BB	1,552,320

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	713,475

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	2,127,500
89,393	Total Media				57,380,109

	Metals & Mining – 0.3%

1,250	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	1,287,500

850	Steel Dynamics Inc.	4.125%	9/15/25	BB+	814,937
2,100	Total Metals & Mining				2,102,437

	Mortgage Real Estate Investment Trusts – 0.3%

1,875	Starwood Property Trust	5.000%	12/15/21	BB–	1,889,063

	Oil, Gas & Consumable Fuels – 9.0%

2,650	Alta Mesa Holdings Finance	7.875%	12/15/24	B	2,809,000

8,915	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	8,090,363

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,890	Callon Petroleum Company	6.125%	10/01/24	B+	$1,913,625

2,700	Cheniere Energy Partners LP, 144A	5.250%	10/01/25	BB	2,633,715

1,900	Denbury Resources Inc.	6.375%	8/15/21	CCC–	1,819,250

4,346	Denbury Resources Inc., 144A	9.250%	3/31/22	B	4,606,760

870	Denbury Resources Inc.	5.500%	5/01/22	CCC–	800,400

3,760	Diamondback Energy Inc.	4.750%	11/01/24	BB	3,666,000

1,750	EP Energy LLC / Everest Acquisition Finance Inc., 144A	7.750%	5/15/26	B1	1,789,375

870	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	713,400

2,000	FTS International Inc.	6.250%	5/01/22	B	2,017,400

3,710	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	3,747,100

1,140	MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,064,475

3,400	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	3,391,500

2,350	Murphy Oil Corporation	6.875%	8/15/24	BBB–	2,467,500

1,750	Murphy Oil Corporation	5.750%	8/15/25	BBB–	1,745,100

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	1,001,250

1,500	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	BB–	1,556,250

750	Parsley Energy LLC Finance Corporation, 144A	5.250%	8/15/25	BB–	736,875

1,890	PDC Energy, Inc.	6.125%	9/15/24	BB–	1,927,800

4,000	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	BB	4,050,000

1,000	PetroBakken Energy Limited, 144A, (3)	8.625%	2/01/20	N/R	85,000

1,820	QEP Resources Inc.	5.625%	3/01/26	BB+	1,738,100

700	Rex Energy Corporation, (3)	8.000%	10/01/20	N/R	63,000

4,510	Sanchez Energy Corporation	6.125%	1/15/23	B–	3,055,525

1,320	Seven Generations Energy Limited, 144A	5.375%	9/30/25	BB	1,268,850

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	2,043,940

1,750	WPX Energy Inc.	5.750%	6/01/26	BB–	1,750,000
66,241	Total Oil, Gas & Consumable Fuels				62,551,553

	Paper & Forest Products – 0.5%

950	Louisiana Pacific Corporation	4.875%	9/15/24	BB+	933,375

2,250	Norbord Inc., 144A	6.250%	4/15/23	BB+	2,345,850
3,200	Total Paper & Forest Products				3,279,225

	Pharmaceuticals – 0.5%

1,875	Catalent Pharma Solutions Inc., 144A	4.875%	1/15/26	B+	1,800,544

1,750	Valeant Pharmaceuticals International, 144A	8.500%	1/31/27	B–	1,776,250
3,625	Total Pharmaceuticals				3,576,794

	Professional Services – 0.7%

4,975	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	4,888,435

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development – 0.4%

$2,700	Howard Hughes Corporation, 144A	5.375%	3/15/25	BB–	$2,649,375

	Semiconductors & Semiconductor Equipment – 1.8%

2,756	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	3,045,380

6,575	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	6,920,188

1,820	Entegris Inc., 144A	4.625%	2/10/26	BB–	1,733,550

825	Versum Materials, Inc., 144A	5.500%	9/30/24	BB+	836,468
11,976	Total Semiconductors & Semiconductor Equipment				12,535,586

	Software – 4.7%

3,435	Avaya Inc., 144A, (4)	7.000%	4/01/19	N/R	—

11,050	Avaya Inc., 144A, (4)	10.500%	3/01/21	N/R	—

2,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC–	1,470,000

18,720	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	19,141,200

2,043	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	2,040,446

1,000	Fair Isaac Corp, 144A	5.250%	5/15/26	BB+	1,003,750

6,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC	6,566,375

900	Nuance Communications Inc.	5.625%	12/15/26	BB–	879,759

1,600	Symantec Corporation, 144A	5.000%	4/15/25	Baa3	1,549,599
47,298	Total Software				32,651,129

	Technology Hardware, Storage & Peripherals – 0.5%

3,200	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	3,346,672

	Textiles, Apparel & Luxury Goods – 0.2%

1,750	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 144A	7.500%	5/01/25	B1	1,747,812

	Trading Companies & Distributors – 0.5%

1,700	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	1,585,250

1,425	BMC East LLC, 144A	5.500%	10/01/24	BB–	1,382,250

700	H&E Equipment Services Inc.	5.625%	9/01/25	BB–	687,750
3,825	Total Trading Companies & Distributors				3,655,250

	Wireless Telecommunication Services – 2.3%

2,000	Altice Financing SA, 144A	6.625%	2/15/23	B+	1,971,000

5,600	Sprint Communications Inc.	7.000%	8/15/20	B+	5,796,000

5,550	Sprint Corporation	7.875%	9/15/23	B+	5,754,656

200	Syniverse Holdings Inc.	9.125%	1/15/19	CCC+	198,500

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB+	2,090,221
15,550	Total Wireless Telecommunication Services				15,810,377
$564,234	Total Corporate Bonds (cost $535,865,195)				507,352,981

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 23.8% (5)

	Aerospace & Defense – 1.0%

$5,501	Sequa Corporation, Term Loan B	7.046%	1-Month LIBOR	5.000%	11/28/21	B–	$5,519,790

1,225	Sequa Corporation, Term Loan, Second Lien	11.099%	2-Month LIBOR	9.000%	4/28/22	CCC	1,227,584
6,726	Total Aerospace & Defense						6,747,374

	Airlines – 0.7%

4,987	United Air Lines, Inc., Term Loan B	3.844%	1-Month LIBOR	1.750%	4/01/24	BBB–	4,943,734

	Commercial Services & Supplies – 1.2%

3,571	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	3,571,681

4,704	Skillsoft Corporation, Initial Term Loan, First Lien	6.844%	1-Month LIBOR	4.750%	4/28/21	B–	4,461,009
8,275	Total Commercial Services & Supplies						8,032,690

	Diversified Consumer Services – 0.9%

2,758	Cengage Learning Acquisitions, Inc., Term Loan B	6.335%	1-Month LIBOR	4.250%	6/07/23	B	2,539,625

708	Education Management LLC, Tranche A, Term Loan, (3)	0.000%	N/A	N/A	7/02/20	N/R	148,738

1,595	Education Management LLC, Tranche B, Term Loan, (3)	0.000%	N/A	N/A	7/02/20	N/R	17,940

3,095	Laureate Education, Inc., Term Loan B	5.594%	1-Month LIBOR	3.500%	4/26/24	B+	3,101,236
8,156	Total Diversified Consumer Services						5,807,539

	Diversified Financial Services – 0.8%

4,227	Freedom Mortgage Corporation, Term Loan B	6.841%	1-Month LIBOR	4.750%	2/23/22	B+	4,250,782

1,642	Veritas US, Inc., Term Loan B1	6.654%	1-Month LIBOR	4.500%	1/27/23	B+	1,508,530
5,869	Total Diversified Financial Services						5,759,312

	Electric Utilities – 0.4%

3,000	Vistra Operations Co., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,984,790

	Energy Equipment & Services – 0.0%

11	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	11,330

	Food & Staples Retailing – 1.0%

3,500	Albertson’s LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	3,500,018

3,192	Albertson’s LLC, Term Loan B4, (DD1)	4.844%	1-Month LIBOR	2.750%	8/25/21	BB–	3,165,830
6,692	Total Food & Staples Retailing						6,665,848

	Health Care Equipment & Supplies – 0.5%

2,148	Onex Carestream Finance LP, Term Loan, First Lien	6.094%	1-Month LIBOR	4.000%	6/07/19	B	2,151,485

1,506	Onex Carestream Finance LP, Term Loan, Second Lien	10.594%	1-Month LIBOR	8.500%	12/07/19	B–	1,507,923
3,654	Total Health Care Equipment & Supplies						3,659,408

	Health Care Providers & Services – 0.7%

4,987	HCA, Inc., Term Loan B11	3.844%	1-Month LIBOR	1.750%	3/17/23	BBB–	4,998,572

	Hotels, Restaurants & Leisure – 3.0%

9,975	Burger King Corporation, Term Loan B3	4.344%	1-Month LIBOR	2.250%	2/16/24	B+	9,945,069

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$4,987	Caesars Entertainment Operating Company, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	10/06/24	BB	$4,957,344

2,992	MGM Growth Properties, Term Loan B	4.094%	1-Month LIBOR	2.000%	4/25/25	BB+	2,982,053

2,992	Station Casino LLC, Term Loan B	4.600%	1-Month LIBOR	2.500%	6/08/23	BB	2,986,689
20,946	Total Hotels, Restaurants & Leisure						20,871,155

	Household Products – 0.2%

1,990	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.594%	1-Month LIBOR	3.500%	11/16/20	CCC+	1,549,614

	Independent Power & Renewable Electricity Producers – 0.3%

1,995	NRG Energy, Inc., Term Loan B, (DD1)	4.084%	3-Month LIBOR	1.750%	6/30/23	BB+	1,985,315

	Insurance – 0.3%

1,975	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	1,973,850

	Internet Software & Services – 0.6%

3,949	Ancestry.com, Inc., Term Loan, First Lien	5.350%	1-Month LIBOR	3.250%	10/19/23	B	3,951,470

	Media – 2.1%

2,962	Affinion Group Holdings, Inc., Term Loan, First Lien	9.807%	1-Month LIBOR	7.750%	5/10/22	B2	3,074,334

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.844%	1-Month LIBOR	6.750%	4/11/22	Caa2	257,500

645	Clear Channel Communications, Inc., Tranche D, Term Loan, (3)	8.844%	1-Month LIBOR	6.750%	1/30/19	N/R	494,015

1,876	Cumulus Media, Inc., Exit Term Loan	6.600%	1-Month LIBOR	4.500%	5/15/22	B	1,864,789

1,974	Getty Images, Inc., Term Loan B, First Lien	5.594%	1-Month LIBOR	3.500%	10/18/19	B3	1,911,081

6,982	Meredith, Term Loan B	5.094%	1-Month LIBOR	3.000%	1/31/25	BB	6,989,587
15,439	Total Media						14,591,306

	Oil, Gas & Consumable Fuels – 1.9%

39	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%), (3)	5.000%	N/A	N/A	5/13/22	N/R	580

1,263	Fieldwood Energy LLC, Exit Term Loan	7.344%	1-Month LIBOR	5.250%	4/11/22	B+	1,267,133

3,707	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.344%	1-Month LIBOR	7.250%	4/11/23	B+	3,607,826

783	Harvey Gulf International Marine, Inc., Term Loan A, (3)	0.000%	N/A	N/A	6/18/18	D	336,747

2,682	Harvey Gulf International Marine, Inc., Term Loan B, (3)	0.000%	N/A	N/A	6/18/20	D	1,153,128

3,491	McDermott International, Term Loan	7.094%	1-Month LIBOR	5.000%	5/12/25	BB–	3,513,262

3,884	Seadrill Partners LLC, Initial Term Loan	8.334%	3-Month LIBOR	6.000%	2/21/21	CCC+	3,491,028
15,849	Total Oil, Gas & Consumable Fuels						13,369,704

	Pharmaceuticals – 0.7%

5,000	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.983%	1-Month LIBOR	3.000%	6/02/25	BB–	4,989,600

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	Professional Services – 0.4%

$3,000	Ceridian HCM Holding, Inc., Term Loan B	5.344%	1-Month LIBOR	3.250%	4/30/25	B–	$3,001,890

	Real Estate Management & Development – 0.4%

3,000	GGP, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,952,750

	Software – 4.4%

1,995	Avaya Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	2,000,444

2,279	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B–	2,162,688

4,566	BMC Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	4,542,826

3,347	Compuware Corporation, Term Loan B3	5.590%	1-Month LIBOR	3.500%	12/15/21	B	3,359,080

3,746	Ellucian, Term Loan B, First Lien	5.584%	3-Month LIBOR	3.250%	9/30/22	B	3,736,373

6,444	Greeneden U.S. Holdings II LLC, Term Loan B	5.834%	1-Month LIBOR	3.500%	12/01/23	B	6,451,700

2,970	Kronos Incorporated, Term Loan B	5.358%	3-Month LIBOR	3.000%	11/20/23	B	2,968,200

5,067	Tibco Software, Inc., Term Loan, First Lien	5.600%	1-Month LIBOR	3.500%	12/04/20	B	5,075,396
30,414	Total Software						30,296,707

	Technology Hardware, Storage & Peripherals – 1.4%

4,987	Dell International LLC, Refinancing Term Loan B	4.100%	1-Month LIBOR	2.000%	9/07/23	BBB–	4,969,564

4,937	Dell International LLC, Replacement Term Loan A2	3.850%	1-Month LIBOR	1.750%	9/07/21	BBB–	4,923,750
9,924	Total Technology Hardware, Storage & Peripherals						9,893,314

	Transportation Infrastructure – 0.3%

119	Ceva Group PLC, Canadian Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B1	118,535

232	Ceva Group PLC, Dutch B.V., Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B1	231,933

570	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B1	569,463

948	Ceva Group PLC, US Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B1	948,280
1,869	Total Transportation Infrastructure						1,868,211

	Wireless Telecommunication Services – 0.6%

4,189	Syniverse Holdings, Inc., Tranche Term Loan C	7.046%	1-Month LIBOR	5.000%	3/09/23	B	4,192,579
$171,896	Total Variable Rate Senior Loan Interests (cost $170,931,424)						165,098,062

Shares	Description (1)						Value

	COMMON STOCKS – 1.7%

	Diversified Consumer Services – 0.2%

180,828	Cengage Learning Holdings II LP, (7)						$1,695,263

	Energy Equipment & Services – 0.0%

2,418	Ocean Rig UDW Inc., (7)						71,283

	Media – 0.1%

24,094	Cumulus Media Inc., (7)						382,492

9,292	Tribune Media Company						3,252
	Total Media						385,744

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Shares	Description (1)		Value

	Oil, Gas & Consumable Fuels – 0.5%

372,050	Denbury Resources Inc.		$1,789,561

48,525	Linn Energy Incorporated, (7)		1,875,491
	Total Oil, Gas & Consumable Fuels		3,665,052

	Software – 0.8%

261,560	Avaya Holdings Corporation, (7)		5,252,125

	Specialty Retail – 0.1%

11,975	Gymboree Corporation, (4), (7)		201,967

32,604	Gymboree Corporation, (7)		586,872
	Total Specialty Retail		788,839
	Total Common Stocks (cost $19,021,439)		11,858,306

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

3,409	Freeport Energy Inc., (7)		$171,302

15,582	Freeport Energy Inc., (7)		629,614
	Total Common Stock Rights (cost $455,850)		800,916

Shares	Description (1)		Value

	WARRANTS – 0.0%

45,063	Avaya Holdings Corp		$168,986
	Total Warrants (cost $4,643,893)		168,986
	Total Long-Term Investments (cost $730,917,801)		685,279,251

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.4%

	INVESTMENT COMPANIES – 3.4%

23,716,643	BlackRock Liquidity Funds T-Fund Portfolio, (8)	1.814% (9)	$23,716,643
	Total Short-Term Investments (cost $23,716,643)		23,716,643
	Total Investments (cost $754,634,444) – 101.9%		708,995,894
	Other Assets Less Liabilities – (1.9)% (10)		(13,092,474)
	Net Assets – 100%		$695,903,420

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (11)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
CenturyLink, Inc.	Buy	$2,650,000	1.000%	Quarterly	6/20/23	$290,716	$342,656	$(51,940)	$(449)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$507,352,981	$—	*	$507,352,981
Variable Rate Senior Loan Interests	—	165,098,062	—		165,098,062
Common Stocks	11,656,339	—	201,967		11,858,306
Common Stock Rights	800,916	—	—		800,916
Warrants	168,986	—	—		168,986
Short-Term Investments:
Investment Companies	23,716,643	—	—		23,716,643
Investments in Derivatives:
Credit Default Swaps**	—	(51,940)	—		(51,940)
Total	$36,342,884	$672,399,103	$201,967		$708,943,954
*	Value equals zero as of the end of the reporting period.

**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$759,008,133
Gross unrealized:
Appreciation	14,426,598
Depreciation	(64,438,837)
Net unrealized appreciation (depreciation) of investments	$(50,012,239)

Tax cost of swaps	$342,656
Net unrealized appreciation (depreciation) of swaps	(51,940)

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 97.0%

	VARIABLE RATE SENIOR LOAN INTERESTS – 82.9% (2)

	Aerospace & Defense – 1.6%

$4,975	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	2-Month LIBOR	2.750%	10/04/24	BB	$4,962,562

14,292	Sequa Corporation, Term Loan B	7.046%	1-Month LIBOR	5.000%	11/28/21	B–	14,340,750

4,282	Sequa Corporation, Term Loan, Second Lien	11.099%	2-Month LIBOR	9.000%	4/28/22	CCC	4,292,554

2,741	Transdigm, Inc., Term Loan E	4.594%	1-Month LIBOR	2.500%	5/30/25	Ba2	2,723,297

11,654	Transdigm, Inc., Term Loan F	4.594%	1-Month LIBOR	2.500%	6/09/23	Ba2	11,599,654
37,944	Total Aerospace & Defense						37,918,817

	Air Freight & Logistics – 0.3%

1,681	PAE Holding Corporation, Term Loan B	7.594%	1-Month LIBOR	5.500%	10/20/22	B+	1,690,216

4,266	XPO Logistics, Inc., Term Loan B	4.091%	1-Month LIBOR	2.000%	2/24/25	BB+	4,238,421
5,947	Total Air Freight & Logistics						5,928,637

	Airlines – 1.5%

2,474	American Airlines, Inc., Replacement Term Loan	4.046%	1-Month LIBOR	2.000%	10/10/21	BB+	2,469,467

12,177	American Airlines, Inc., Term Loan 2025	3.853%	1-Month LIBOR	1.750%	6/27/25	BB+	11,975,243

4,915	American Airlines, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	4/28/23	BB+	4,871,229

12,945	American Airlines, Inc., Term Loan B	4.073%	1-Month LIBOR	2.000%	12/14/23	BB+	12,825,357

1,480	United Air Lines, Inc., Term Loan B	3.844%	1-Month LIBOR	1.750%	4/01/24	BBB–	1,467,062
33,991	Total Airlines						33,608,358

	Automobiles – 0.1%

2,037	Chrysler Group LLC, Term Loan	4.100%	1-Month LIBOR	2.000%	12/31/18	BBB–	2,042,778

172	DexKo Global, Inc., Term Loan B, (5)	4.284%	1-Month LIBOR	3.500%	7/24/24	B	172,250

1,244	DexKo Global, Inc., Term Loan B	5.594%	1-Month LIBOR	3.500%	7/24/24	B	1,248,814
3,453	Total Automobiles						3,463,842

	Biotechnology – 0.5%

10,857	Grifols, Inc., Term Loan B	4.238%	1-Week LIBOR	2.250%	1/31/25	BB	10,873,402

	Building Products – 1.1%

5,500	Fairmount, Initial Term Loan	6.050%	3-Month LIBOR	3.750%	6/01/25	BB	5,507,755

978	Ply Gem Industries, Inc., Term Loan B	6.089%	3-Month LIBOR	3.750%	4/12/25	B	977,346

19,434	Quikrete Holdings, Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	11/15/23	BB–	19,377,702
25,912	Total Building Products						25,862,803

	Capital Markets – 0.5%

10,647	RPI Finance Trust, Term Loan B6	4.334%	3-Month LIBOR	2.000%	3/27/23	BBB–	10,657,312

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals – 1.2%

$1,241	Ineos US Finance LLC, Term Loan	4.094%	1-Month LIBOR	2.000%	4/01/24	BB+	$1,235,503

5,339	Mineral Technologies, Inc., Term Loan B2	4.750%	3-Month LIBOR	4.750%	5/07/21	BB+	5,358,699

639	Platform Specialty Products Corporation, Tranche B6, Term Loan	5.094%	1-Month LIBOR	3.000%	6/07/23	BB–	640,586

1,716	PQ Corporation, Term Loan B	4.594%	1-Month LIBOR	2.500%	2/08/25	BB–	1,711,286

602	Tronox Finance LLC, Blocked Dollar Term Loan	5.094%	1-Month LIBOR	3.000%	9/23/24	BB–	602,455

1,388	Tronox Finance LLC, Term Loan B	5.094%	1-Month LIBOR	3.000%	9/23/24	BB–	1,390,281

13,265	Univar, Inc., Term Loan B	4.594%	1-Month LIBOR	2.500%	7/01/24	BB	13,249,501

1,474	W.R Grace & Co., Term Loan B1	4.084%	3-Month LIBOR	1.750%	4/03/25	BBB–	1,471,533

2,526	W.R Grace & Co., Term Loan B2	4.084%	3-Month LIBOR	1.750%	4/03/25	BBB–	2,522,627
28,190	Total Chemicals						28,182,471

	Commercial Services & Supplies – 2.3%

15,006	ADS Waste Holdings, Inc., Term Loan B	4.231%	1-Week LIBOR	2.250%	11/10/23	BB+	14,994,332

1,995	Filtration Group, Term Loan B	5.340%	1-Month LIBOR	3.000%	3/29/25	B	1,997,743

1,995	Gopher Resource LLC, Term Loan B	5.344%	1-Month LIBOR	3.250%	3/06/25	B	1,999,988

7,435	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	7,437,119

417	iQor US, Inc., Term Loan, Second Lien	11.058%	3-Month LIBOR	8.750%	4/01/22	CCC+	400,000

1,738	KAR Auction Services, Inc., Term Loan B5	4.625%	1-Month LIBOR	2.500%	3/09/23	BB–	1,733,449

4,032	Monitronics International, Inc., Term Loan B2, First Lien	7.834%	3-Month LIBOR	5.500%	9/30/22	B–	3,859,961

5,686	Protection One, Inc., Term Loan	4.844%	1-Month LIBOR	2.750%	5/02/22	BB–	5,665,761

8,924	Skillsoft Corporation, Initial Term Loan, First Lien	6.844%	1-Month LIBOR	4.750%	4/28/21	B–	8,464,160

3,000	Trans Union LLC, Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,994,375

599	West Corporation, Incremental Term Loan B1	5.594%	1-Month LIBOR	3.500%	10/10/24	Ba3	594,897

2,636	West Corporation, Term Loan B	6.094%	1-Month LIBOR	4.000%	10/10/24	Ba3	2,630,245
53,463	Total Commercial Services & Supplies						52,772,030

	Communications Equipment – 0.2%

1,689	CommScope, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	12/29/22	BB+	1,696,283

3,956	Plantronics, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,954,682
5,645	Total Communications Equipment						5,650,965

	Construction & Engineering – 0.5%

3,657	Aecom Technology Corporation, Term Loan B	3.844%	1-Month LIBOR	1.750%	3/13/25	BBB–	3,654,948

2,250	KBR, Inc., Term Loan B	5.841%	1-Month LIBOR	3.750%	4/25/25	B+	2,257,031

2,359	Pike Corp., Term Loan B	5.600%	1-Month LIBOR	3.500%	3/23/25	B	2,369,947

3,047	Traverse Midstream Partners, Term Loan B	6.340%	3-Month LIBOR	4.000%	9/27/24	B+	3,050,921
11,313	Total Construction & Engineering						11,332,847

	Containers & Packaging – 1.8%

1,675	Berry Global, Inc., Term Loan Q	4.075%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,675,369

6,173	Berry Global, Inc., Term Loan R	4.046%	1-Month LIBOR	2.000%	1/19/24	Ba2	6,171,847

3,667	Crown Americas, Inc., Term Loan B	4.312%	3-Month LIBOR	2.000%	4/03/25	Baa2	3,674,627

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging (continued)

$29,048	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.844%	1-Month LIBOR	2.750%	2/05/23	B+	$29,024,179
40,563	Total Containers & Packaging						40,546,022

	Distributors – 0.5%

1,335	American Seafoods Group LLC, Term Loan B	4.850%	1-Month LIBOR	2.750%	8/21/23	BB–	1,331,559

6,175	Atotech, Initial Term Loan B1	5.334%	3-Month LIBOR	3.000%	1/31/24	B+	6,156,729

3,000	SRS Distribution, Inc., Term Loan B	5.580%	3-Month LIBOR	3.250%	5/23/25	B	2,960,010
10,510	Total Distributors						10,448,298

	Diversified Consumer Services – 1.1%

15,384	Cengage Learning Acquisitions, Inc., Term Loan B	6.335%	1-Month LIBOR	4.250%	6/07/23	B	14,164,904

1,233	Vertiv Co., Term Loan B	6.001%	1-Month LIBOR	4.000%	11/30/23	B+	1,226,837

245	Education Management LLC, Tranche A, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	51,390

551	Education Management LLC, Tranche B, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	6,199

4,435	Houghton Mifflin, Term Loan B, First Lien	5.094%	1-Month LIBOR	3.000%	5/28/21	B	4,156,327

4,598	Laureate Education, Inc., Term Loan B	5.594%	1-Month LIBOR	3.500%	4/26/24	B+	4,606,953
26,446	Total Diversified Consumer Services						24,212,610

	Diversified Financial Services – 0.9%

6,176	Fly Funding II S.a r.l., Term Loan B	4.370%	3-Month LIBOR	2.000%	2/09/23	BB+	6,170,835

2,422	Freedom Mortgage Corporation, Term Loan B	6.841%	1-Month LIBOR	4.750%	2/23/22	B+	2,435,344

1,575	Lions Gate Entertainment Corporation, Term Loan A	3.841%	1-Month LIBOR	1.750%	3/22/23	BB–	1,571,063

2,139	Ocwen Financial Corporation, Term Loan B, First Lien	7.085%	1-Month LIBOR	5.000%	12/05/20	B+	2,141,628

9,721	Veritas US, Inc., Term Loan B1	6.654%	1-Month LIBOR	4.500%	1/27/23	B+	8,931,065
22,033	Total Diversified Financial Services						21,249,935

	Diversified Telecommunication Services – 3.9%

1,462	CenturyLink, Inc., Initial Term A Loan	4.844%	1-Month LIBOR	2.750%	11/01/22	BBB–	1,460,672

26,215	CenturyLink, Inc., Term Loan B, (DD1)	4.844%	1-Month LIBOR	2.750%	1/31/25	BBB–	25,718,058

6,526	Frontier Communications Corporation, Term Loan B	5.850%	1-Month LIBOR	3.750%	1/14/22	B+	6,462,715

21,607	Intelsat Jackson Holdings, S.A., Term Loan B	5.853%	1-Month LIBOR	3.750%	11/30/23	B	21,588,183

3,312	Intelsat Jackson Holdings, S.A., Term Loan B4	6.603%	1-Month LIBOR	4.500%	1/02/24	B1	3,448,369

5,299	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	6-Month LIBOR	6.625%	1/02/24	B1	5,481,412

8,473	Level 3 Financing, Inc., Tranche B, Term Loan	4.334%	1-Month LIBOR	2.250%	2/22/24	BBB–	8,457,558

1,995	Lumos Networks, Term Loan B	5.094%	1-Month LIBOR	3.000%	11/17/24	B	1,999,678

2,257	Presidio, Inc., Term Loan B	5.054%	3-Month LIBOR	2.750%	2/02/24	B+	2,257,756

665	WideOpenWest Finance LLC, Term Loan B	5.335%	1-Month LIBOR	3.250%	8/18/23	B	636,569

1,733	Windstream Corporation, Term Loan B6	6.090%	1-Month LIBOR	4.000%	3/29/21	B+	1,650,524

10,523	Ziggo B.V., Term Loan E	4.573%	1-Month LIBOR	2.500%	4/15/25	BB–	10,423,435
90,067	Total Diversified Telecommunication Services						89,584,929

	Electric Utilities – 1.1%

1,339	EFS Cogen Holdings LLC, Term Loan B	5.590%	3-Month LIBOR	3.250%	6/28/23	BB	1,339,823

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electric Utilities (continued)

$1,613	Helix Generation, Term Loan B	5.844%	1-Month LIBOR	3.750%	6/03/24	BB	$1,617,990

12,964	Vistra Operations Co., Term Loan B1, (DD1)	4.094%	1-Month LIBOR	2.000%	8/01/23	BBB–	12,890,153

3,694	Vistra Operations Co., Term Loan B2	4.344%	1-Month LIBOR	2.250%	12/14/23	BB+	3,682,059

5,933	Vistra Operations Co., Term Loan B3, (DD1)	4.067%	1-Month LIBOR	2.000%	12/31/25	BBB–	5,903,227
25,543	Total Electric Utilities						25,433,252

	Electrical Equipment – 0.2%

1,389	MTS Systems, Term Loan B	5.340%	1-Month LIBOR	3.250%	7/05/23	BB–	1,392,399

2,495	TTM Technologies, Inc., Term Loan B	4.483%	1-Month LIBOR	2.500%	9/28/24	BB+	2,490,294

1,274	Zebra Technologies Corporation, Term Loan B	4.057%	3-Month LIBOR	1.750%	10/27/21	BB+	1,274,046
5,158	Total Electrical Equipment						5,156,739

	Energy Equipment & Services – 0.2%

4,378	Diversey, Inc., Term Loan B	4.980%	2-Month LIBOR	3.000%	9/06/24	B	4,312,330

741	Dynamic Energy Services International LLC, Term Loan, (cash 15.870%, PIK 13.500%)	15.870%	3-Month LIBOR	13.500%	5/06/19	N/R	196,414

312	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	327,619
5,431	Total Energy Equipment & Services						4,836,363

	Equity Real Estate Investment Trusts – 1.5%

6,563	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.094%	1-Month LIBOR	3.000%	10/24/22	B	6,282,510

5,409	GLP Capital, Term Loan A1	3.585%	1-Month LIBOR	1.500%	7/31/20	BBB–	5,375,284

7,950	Realogy Group LLC, Term Loan A	4.296%	1-Month LIBOR	2.250%	2/08/23	N/R	7,962,442

2,129	Realogy Group LLC, Term Loan B	4.296%	1-Month LIBOR	2.250%	2/08/25	BB+	2,126,744

12,996	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.094%	1-Month LIBOR	6.000%	6/30/22	B–	12,511,835
35,047	Total Equity Real Estate Investment Trusts						34,258,815

	Food & Staples Retailing – 1.9%

2,381	Albertson’s LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	2,380,964

33,511	Albertson’s LLC, Term Loan B4	4.844%	1-Month LIBOR	2.750%	8/25/21	BB–	33,236,482

425	Albertson’s LLC, Term Loan B5	5.337%	3-Month LIBOR	3.000%	12/21/22	BB–	422,242

3,174	Albertson’s LLC, Term Loan B6	5.319%	3-Month LIBOR	3.000%	6/22/23	BB–	3,144,094

805	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.530%	1-Month LIBOR	3.500%	2/03/24	B–	805,938

1,915	Del Monte Foods Company, Term Loan, First Lien	5.584%	3-Month LIBOR	3.250%	2/18/21	Caa1	1,609,557

2,061	Save-A-Lot, Term Loan B	8.094%	1-Month LIBOR	6.000%	12/05/23	B–	1,631,800
44,272	Total Food & Staples Retailing						43,231,077

	Food Products – 2.1%

1,410	Aramark Corporation, Term Loan B2	4.084%	3-Month LIBOR	1.750%	3/28/24	BBB–	1,411,158

2,000	C.H. Guenther, Term Loan, First Lien	4.844%	1-Month LIBOR	2.750%	3/31/25	B	1,995,000

1,981	Chobani, Inc., Term Loan B	5.594%	1-Month LIBOR	3.500%	10/10/23	B	1,985,904

2,948	Hearthside Group Holdings LLC, Term Loan B	5.091%	1-Month LIBOR	3.000%	5/23/25	B	2,925,138

4,225	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	7/04/22	BB	4,224,216

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products (continued)

$4,688	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.500%	1-Week LIBOR	1.500%	3/03/21	BBB	$4,684,875

1,600	Pinnacle Foods Finance LLC, Term Loan B	3.751%	1-Month LIBOR	1.750%	2/02/24	BB+	1,602,544

28,578	US Foods, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	6/27/23	BBB–	28,687,257
47,430	Total Food Products						47,516,092

	Health Care Equipment & Supplies – 0.8%

2,808	Acelity, Term Loan B	5.584%	3-Month LIBOR	3.250%	2/02/24	B	2,815,558

2,283	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	5.584%	3-Month LIBOR	3.250%	9/01/24	B	2,284,177

1,300	ConvaTec, Inc., Term Loan B	4.584%	3-Month LIBOR	2.250%	10/25/23	BB	1,302,271

1,317	Greatbatch, New Term Loan B	5.300%	1-Month LIBOR	3.250%	10/27/22	B+	1,322,063

1,000	LifeScan, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	962,500

2,600	MedPlast, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	2,604,069

4,550	Onex Carestream Finance LP, Term Loan, First Lien	6.094%	1-Month LIBOR	4.000%	6/07/19	B	4,557,321

1,700	Onex Carestream Finance LP, Term Loan, Second Lien	10.594%	1-Month LIBOR	8.500%	12/07/19	B–	1,701,715

2,000	Vyaire Medical, Inc., Term Loan B	7.232%	6-Month LIBOR	4.750%	4/16/25	B–	1,965,000
19,558	Total Health Care Equipment & Supplies						19,514,674

	Health Care Providers & Services – 4.9%

2,346	Acadia Healthcare, Inc., Term Loan B3	4.594%	1-Month LIBOR	2.500%	2/11/22	BB–	2,355,796

1,091	Air Medical Group Holdings, Inc., Term Loan B	5.280%	1-Month LIBOR	3.250%	4/28/22	B	1,062,585

3,549	Air Medical Group Holdings, Inc., Term Loan B	6.335%	1-Month LIBOR	4.250%	3/14/25	B	3,506,488

1,489	Albany Molecular Research, Inc., Initial Term Loan, First Lien	5.344%	1-Month LIBOR	3.250%	8/30/24	B	1,487,261

2,250	Ardent Health, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	2,243,902

1,063	Community Health Systems, Inc., Term Loan G	5.307%	3-Month LIBOR	3.000%	12/31/19	B–	1,062,581

990	Community Health Systems, Inc., Term Loan H	5.557%	3-Month LIBOR	3.250%	1/27/21	B–	968,415

2,000	Concentra, Inc., Term Loan B	4.740%	1-Month LIBOR	2.750%	6/01/22	B+	2,002,500

2,496	DJO Finance LLC, Term Loan B, First Lien	5.451%	3-Month LIBOR	3.250%	6/08/20	B+	2,490,199

5,411	Envision Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.100%	1-Month LIBOR	3.000%	12/01/23	BB–	5,413,480

1,561	Healogics, Inc., Term Loan, First Lien	6.570%	3-Month LIBOR	4.250%	7/01/21	B–	1,475,669

2,692	Kindred at Home Hospice, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	2,665,385

4,308	Kindred at Home Hospice, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	4,286,154

1,600	Kindred at Home Hospice, Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	1,624,000

12,227	HCA, Inc., Term Loan A5, (DD1)	3.594%	1-Month LIBOR	1.500%	6/10/20	BBB–	12,253,663

17,009	HCA, Inc., Term Loan B10, (DD1)	4.094%	1-Month LIBOR	2.000%	3/13/25	BBB–	17,082,548

3,925	HCA, Inc., Term Loan B11	3.844%	1-Month LIBOR	1.750%	3/17/23	BBB–	3,933,269

1,500	Healogics, Inc., Term Loan, Second Lien	10.321%	3-Month LIBOR	8.000%	7/01/22	CCC	1,211,250

29,019	Pharmaceutical Product Development, Inc., Term Loan B	4.594%	1-Month LIBOR	2.500%	8/18/22	Ba3	28,911,808

3,264	Millennium Laboratories, Inc., Term Loan B, First Lien	8.594%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,813,504

1,579	MultiPlan, Inc., Term Loan B	5.084%	3-Month LIBOR	2.750%	6/07/23	B+	1,572,847

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$4,987	PharMerica, Term Loan, First Lien	5.546%	1-Month LIBOR	3.500%	12/06/24	B	$4,989,844

2,992	Prospect Medical Holdings, Term Loan B1	7.500%	1-Month LIBOR	5.500%	2/22/24	B	2,992,500

270	Quorum Health Corp., Term Loan B	8.844%	1-Month LIBOR	6.750%	4/29/22	B1	275,341

4,065	Select Medical Corporation, Term Loan B	4.801%	1-Month LIBOR	2.750%	3/01/21	BB–	4,064,225

465	Vizient, Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	2/13/23	BB–	466,554
114,148	Total Health Care Providers & Services						112,211,768

	Health Care Technology – 0.5%

2,682	Catalent Pharma Solutions, Inc., Term Loan B	4.344%	1-Month LIBOR	2.250%	5/20/24	BB	2,685,009

6,888	Emdeon, Inc., Term Loan	4.844%	1-Month LIBOR	2.750%	3/01/24	B+	6,872,617

2,720	Press Ganey Holdings, Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	10/23/23	B	2,719,483
12,290	Total Health Care Technology						12,277,109

	Hotels, Restaurants & Leisure – 7.2%

1,995	Arby’s Restaurant Group, Inc., Term Loan B	5.266%	1-Month LIBOR	3.250%	2/05/25	B	2,000,815

4,154	Boyd Gaming Corporation, Refinancing Term Loan B	4.488%	1-Week LIBOR	2.500%	9/15/23	BB	4,169,809

50,730	Burger King Corporation, Term Loan B3	4.344%	1-Month LIBOR	2.250%	2/16/24	B+	50,579,191

19,904	Caesars Entertainment Operating Company, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	10/06/24	BB	19,783,722

9,452	Caesars Resort Collection, Term Loan, First Lien	4.844%	1-Month LIBOR	2.750%	12/23/24	BB	9,437,707

6,472	CityCenter Holdings LLC, Term Loan B	4.344%	1-Month LIBOR	2.250%	4/18/24	BB–	6,449,102

5,636	Hilton Hotels, Term Loan B	3.841%	1-Month LIBOR	1.750%	10/25/23	BBB–	5,642,189

2,519	Intrawest Resorts Holdings, Inc., Term Loan B	5.094%	1-Month LIBOR	3.000%	7/31/24	B	2,520,310

4,489	Las Vegas Sands Corporation, Term Loan B	3.844%	1-Month LIBOR	1.750%	3/27/25	BBB–	4,463,905

13,245	Life Time Fitness, Inc., Term Loan B	5.057%	3-Month LIBOR	2.750%	6/10/22	BB–	13,231,427

8,333	MGM Growth Properties, Term Loan B	4.094%	1-Month LIBOR	2.000%	4/25/25	BB+	8,304,120

28,010	Scientific Games Corp., Initial Term Loan B5	4.906%	2-Month LIBOR	2.750%	8/14/24	B+	27,861,120

2,500	Stars Group Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,487,500

3,899	Station Casino LLC, Term Loan A	4.090%	1-Month LIBOR	2.000%	6/08/22	BB–	3,900,352

1,494	Station Casino LLC, Term Loan B	4.600%	1-Month LIBOR	2.500%	6/08/23	BB	1,490,843

3,500	Wyndham International, Inc., Term Loan B	3.726%	1-Month LIBOR	1.750%	5/30/25	BBB–	3,498,915
166,332	Total Hotels, Restaurants & Leisure						165,821,027

	Household Products – 0.3%

2,250	Energizer Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,252,812

5,502	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.594%	1-Month LIBOR	3.500%	11/16/20	CCC+	4,284,588

1,480	Spectrum Brands, Inc., Refinanced Term Loan	4.160%	2-Month LIBOR	2.000%	6/23/22	BB	1,479,880
9,232	Total Household Products						8,017,280

	Independent Power & Renewable Electricity Producers – 0.9%

2,985	Calpine Corporation, Term Loan B5	4.840%	3-Month LIBOR	2.500%	1/29/24	BB	2,983,048

6,715	Calpine Corporation, Term Loan B6	4.840%	3-Month LIBOR	2.500%	1/15/23	BB	6,708,040

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Independent Power & Renewable Electricity Producers (continued)

$640	Calpine Corporation, Term Loan B7	4.840%	3-Month LIBOR	2.500%	5/31/23	BB	$639,216

2,950	Calpine Corporation Term Loan B-8	3.850%	1-Month LIBOR	1.750%	12/27/19	BB	2,950,686

8,478	NRG Energy, Inc., Term Loan B, (DD1)	4.084%	3-Month LIBOR	1.750%	6/30/23	BB+	8,437,591
21,768	Total Independent Power & Renewable Electricity Producers						21,718,581

	Industrial Conglomerates – 0.2%

4,407	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.611%	3-Month LIBOR	4.250%	6/16/24	B	4,420,691

	Insurance – 0.8%

3,782	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	3,779,975

3,191	Alliant Holdings I LLC, Term Loan B	5.046%	1-Month LIBOR	3.000%	5/09/25	B	3,173,418

6,984	Hub International Holdings, Inc., Term Loan B	5.360%	3-Month LIBOR	3.000%	4/25/25	B	6,949,358

4,705	USI Holdings Corporation, Initial Term Loan	5.334%	3-Month LIBOR	3.000%	5/16/24	B	4,683,230
18,662	Total Insurance						18,585,981

	Internet and Direct Marketing Retail – 0.2%

2,000	Shutterfly, Inc., Term Loan B2	4.850%	1-Month LIBOR	2.750%	8/17/24	BB–	2,005,840

2,500	Uber Technologies, Inc., Term Loan	6.001%	1-Month LIBOR	4.000%	4/04/25	N/R	2,511,975
4,500	Total Internet and Direct Marketing Retail						4,517,815

	Internet Software & Services – 0.9%

5,068	Ancestry.com, Inc., Term Loan, First Lien	5.350%	1-Month LIBOR	3.250%	10/19/23	B	5,070,723

5,500	GTT Communications, Inc., Term Loan, First Lien, (DD1)	4.875%	2-Month LIBOR	2.750%	6/02/25	B	5,429,545

2,236	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.363%	3-Month LIBOR	3.000%	11/03/23	BB–	2,211,032

2,643	Sabre, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	2/22/24	BB	2,641,054

2,997	SkillSoft Corporation, Term Loan, Second Lien	10.344%	1-Month LIBOR	8.250%	4/28/22	CCC	2,518,890

3,442	Thomson Reuters IP & S, Term Loan B	5.344%	1-Month LIBOR	3.250%	10/03/23	BB–	3,435,973
21,886	Total Internet Software & Services						21,307,217

	IT Services – 3.6%

916	DigiCert, Term Loan, First Lien	6.844%	1-Month LIBOR	4.750%	10/31/24	B	917,026

1,568	Engility Corporation, Term Loan B2	4.844%	1-Month LIBOR	2.750%	8/11/23	BB–	1,568,290

2,295	First Data Corporation, Term Loan A	3.841%	1-Month LIBOR	1.750%	6/02/20	BB	2,295,980

17,148	First Data Corporation, Term Loan, First Lien	4.091%	1-Month LIBOR	2.000%	7/10/22	BB	17,094,663

33,002	First Data Corporation, Term Loan, First Lien	4.091%	1-Month LIBOR	2.000%	4/26/24	BB	32,851,409

4,820	Gartner, Inc., Term Loan A	4.094%	1-Month LIBOR	2.000%	3/21/22	BB+	4,825,889

3,186	Leidos Holdings, Inc., Term Loan B	3.875%	1-Month LIBOR	1.750%	8/16/23	BBB–	3,201,661

1,040	Neustar, Inc., Term Loan B3	4.594%	1-Month LIBOR	2.500%	1/08/20	BB–	1,042,960

2,754	Neustar, Inc., Term Loan B4, First Lien	5.594%	1-Month LIBOR	3.500%	8/08/24	BB–	2,760,784

2,021	Neustar, Inc., Term Loan, Second Lien	10.094%	1-Month LIBOR	8.000%	8/08/25	CCC+	1,960,435

2,375	Optiv Security, Inc., Term Loan, First Lien	5.313%	1-Month LIBOR	3.250%	2/01/24	B–	2,315,484

1,044	PEAK 10, Inc., Term Loan B	5.834%	3-Month LIBOR	3.500%	8/01/24	B	1,034,977

7,425	Tempo Acquisition LLC, Term Loan B	5.094%	1-Month LIBOR	3.000%	5/01/24	B	7,404,878

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$2,992	Vantiv LLC, Repriced Term Loan B4	3.787%	1-Month LIBOR	1.750%	8/09/24	BBB–	$2,985,019

1,814	WEX, Inc., Term Loan B	4.344%	1-Month LIBOR	2.250%	7/01/23	BB–	1,816,625
84,400	Total IT Services						84,076,080

	Leisure Products – 0.7%

2,923	24 Hour Fitness Worldwide, Inc., Term Loan B	5.594%	1-Month LIBOR	3.500%	5/30/25	B+	2,925,829

1,824	Academy, Ltd., Term Loan B	5.988%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,522,651

2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	9.094%	1-Month LIBOR	7.000%	9/06/24	CCC+	2,311,875

3,342	Equinox Holdings, Inc., Term Loan B1	5.094%	1-Month LIBOR	3.000%	3/08/24	B+	3,342,338

3,406	Four Seasons Holdings, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	11/30/23	BB	3,387,671

2,887	Planet Fitness Holdings LLC, Term Loan B	4.889%	1-Month LIBOR	2.750%	3/31/21	BB–	2,890,421
16,632	Total Leisure Products						16,380,785

	Life Sciences Tools & Services – 0.7%

8,040	Inventiv Health, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	8/01/24	BB–	8,011,114

2,183	Parexel International Corp., Term Loan B	4.844%	1-Month LIBOR	2.750%	9/27/24	B	2,174,406

5,000	Quintiles Transnational, Dollar Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	4,962,500
15,223	Total Life Sciences Tools & Services						15,148,020

	Machinery – 2.6%

4,266	Columbus McKinnon Corporation, Term Loan B	4.834%	3-Month LIBOR	2.500%	1/31/24	B+	4,244,289

21,898	Gardner Denver, Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	7/30/24	BB	21,944,291

12,352	Gates Global LLC, Term Loan B	5.084%	3-Month LIBOR	2.750%	4/01/24	B+	12,361,353

2,992	Navistar, Inc., Tranche B, Term Loan	5.530%	1-Month LIBOR	3.500%	11/06/24	B+	2,998,126

2,449	NN, Inc., Term Loan	5.844%	1-Month LIBOR	3.750%	10/19/22	B+	2,448,547

1,250	NN, Inc., Term Loan, Second Lien	10.030%	1-Month LIBOR	8.000%	4/19/23	B–	1,243,750

1,458	ProMach Group, Inc., Term Loan B	5.025%	1-Month LIBOR	3.000%	3/07/25	B–	1,441,666

4,411	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.341%	1-Month LIBOR	2.250%	8/21/24	BB+	4,413,591

4,278	SIG Combibloc Holdings S.C.A., Term Loan B	4.844%	1-Month LIBOR	2.750%	3/11/22	B+	4,285,546

3,579	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (DD1)	6.834%	3-Month LIBOR	4.500%	11/27/20	B3	3,437,807

1,325	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	Caa3	1,084,287
60,258	Total Machinery						59,903,253

	Marine – 0.0%

1,576	American Commercial Lines LLC, Term Loan B, First Lien	10.844%	1-Month LIBOR	8.750%	11/12/20	CCC+	1,103,781

	Media – 7.5%

970	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.344%	1-Month LIBOR	3.250%	7/23/21	B	919,471

3,952	Affinion Group Holdings, Inc., Term Loan, First Lien	9.807%	1-Month LIBOR	7.750%	5/10/22	B2	4,101,681

3,465	Cable One, Inc., Term Loan B	4.090%	3-Month LIBOR	1.750%	5/01/24	BBB–	3,477,994

3,497	Catalina Marketing Corporation, Term Loan, First Lien	5.594%	1-Month LIBOR	3.500%	4/09/21	B2	2,211,648

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.844%	1-Month LIBOR	6.750%	4/11/22	Caa2	257,500

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$5,114	CBS Radio, Inc., Term Loan B	4.838%	1-Month LIBOR	2.750%	11/18/24	BB–	$5,055,046

11,239	Cequel Communications LLC, Term Loan B	4.344%	1-Month LIBOR	2.250%	7/28/25	BB	11,176,312

27,680	Charter Communications Operating Holdings LLC, Term Loan B, (DD1)	4.100%	1-Month LIBOR	2.000%	4/30/25	BBB–	27,673,066

3,990	Cineworld Group PLC, Term Loan B	4.594%	1-Month LIBOR	2.500%	2/28/25	BB–	3,966,858

4,950	Clear Channel Communications, Inc., Term Loan E, (6)	9.594%	1-Month LIBOR	7.500%	7/30/19	N/R	3,787,319

29,499	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	8.844%	1-Month LIBOR	6.750%	1/30/19	N/R	22,577,926

1,979	CSC Holdings LLC, Refinancing Term Loan	4.323%	1-Month LIBOR	2.250%	7/17/25	BB–	1,968,658

3,000	CSC Holdings LLC, Term Loan B	4.573%	1-Month LIBOR	2.500%	1/25/26	BB–	2,994,990

7,481	Cumulus Media, Inc., Exit Term Loan	6.600%	1-Month LIBOR	4.500%	5/15/22	B	7,438,093

2,904	Emerald Expositions Holding, Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	5/22/24	BB	2,921,145

6,268	Getty Images, Inc., Term Loan B, First Lien	5.594%	1-Month LIBOR	3.500%	10/18/19	B3	6,068,401

1,375	Gray Television, Inc., Term Loan B2	4.251%	1-Month LIBOR	2.250%	2/07/24	BB	1,372,300

4,473	IMG Worldwide, Inc., Term Loan B	4.930%	2-Month LIBOR	2.750%	5/18/25	B	4,444,095

3,491	Lamar Media Corp., Term Loan B	3.875%	1-Month LIBOR	1.750%	3/14/25	BBB–	3,494,881

2,680	Lions Gate Entertainment Corp., Term Loan B	4.341%	1-Month LIBOR	2.250%	3/24/25	BB–	2,675,207

12,149	McGraw-Hill Education Holdings LLC, Term Loan B	6.094%	1-Month LIBOR	4.000%	5/02/22	B+	11,908,577

1,731	Mediacom Broadband LLC, Term Loan N	3.740%	1-Week LIBOR	1.750%	2/15/24	BB+	1,729,847

6,650	Meredith, Term Loan B	5.094%	1-Month LIBOR	3.000%	1/31/25	BB	6,656,750

3,250	NAI Entertainment Holdings, Term Loan B	4.600%	1-Month LIBOR	2.500%	5/08/25	BB	3,237,813

1,409	Nexstar Broadcasting Group, Term Loan	4.483%	1-Month LIBOR	2.500%	1/17/24	BB+	1,410,510

10,848	Nexstar Broadcasting Group, Term Loan B	4.483%	1-Month LIBOR	2.500%	1/17/24	BB+	10,858,433

3,000	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,985,000

1,950	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	B–	1,930,500

1,294	Red Ventures, Term Loan B	6.094%	1-Month LIBOR	4.000%	11/08/24	B+	1,302,723

5,500	Sinclair Television Group, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	5,489,715

1,995	Sinclair Television Group, Term Loan B2	4.350%	1-Month LIBOR	2.250%	1/31/24	BB+	1,989,111

4,675	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.594%	1-Month LIBOR	3.500%	8/15/22	B	4,676,339
183,458	Total Media						172,757,909

	Metals & Mining – 0.1%

1,485	CanAm Construction, Inc., Term Loan B	7.594%	1-Month LIBOR	5.500%	7/01/24	B	1,503,562

	Multiline Retail – 0.4%

2,026	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B–	1,573,051

5,686	EG America LLC, Term Loan, First Lien	6.334%	3-Month LIBOR	4.000%	2/07/25	B	5,645,239

2,132	Hudson’s Bay Company, Term Loan B, First Lien	5.419%	2-Month LIBOR	3.250%	9/30/22	BB	1,997,075
9,844	Total Multiline Retail						9,215,365

	Oil, Gas & Consumable Fuels – 3.9%

2,182	BCP Renaissance Parent, Term Loan B	5.863%	3-Month LIBOR	3.500%	10/31/24	B+	2,180,793

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$9,000	California Resources Corporation, Term Loan	12.466%	1-Month LIBOR	10.375%	12/31/21	B	$9,997,515

6,309	California Resources Corporation, Term Loan B, (DD1)	6.838%	1-Month LIBOR	4.750%	12/31/22	B	6,437,243

14,750	Chesapeake Energy Corporation, Term Loan	9.594%	1-Month LIBOR	7.500%	8/23/21	BB–	15,466,039

6,484	Delek US Holdings, Inc., Term Loan B	4.594%	1-Month LIBOR	2.500%	3/31/25	BBB–	6,467,541

255	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%), (6)	5.000%	N/A	N/A	5/13/22	N/R	3,819

10,996	Fieldwood Energy LLC, Exit Term Loan, (DD1)	7.344%	1-Month LIBOR	5.250%	4/11/22	B+	11,035,437

6,894	Fieldwood Energy LLC, Exit Term Loan, second Lien, (DD1)	9.344%	1-Month LIBOR	7.250%	4/11/23	B+	6,709,738

6,803	Harvey Gulf International Marine, Inc., Term Loan, (6)	0.000%	N/A	N/A	6/18/18	D	2,925,184

941	Harvey Gulf International Marine, Inc., Term Loan A, (6)	0.000%	N/A	N/A	6/18/18	D	404,709

8,801	Harvey Gulf International Marine, Inc., Term Loan B, (6)	0.000%	N/A	N/A	6/18/20	D	3,784,410

997	Lucid Energy Group LLC, Initial Term Loan	5.085%	1-Month LIBOR	3.000%	2/17/25	BB–	993,759

7,980	McDermott International, Term Loan	7.094%	1-Month LIBOR	5.000%	5/12/25	BB–	8,030,314

8,053	Peabody Energy Corporation, Term Loan B	4.844%	1-Month LIBOR	2.750%	3/31/25	BB	8,013,385

11,555	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.334%	3-Month LIBOR	6.000%	2/21/21	CCC+	10,385,251

64	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	3-Month LIBOR	3.500%	4/13/23	CCC+	61,118
102,064	Total Oil, Gas & Consumable Fuels						92,896,255

	Personal Products – 0.3%

5,000	Coty, Inc., Term Loan A	3.780%	1-Month LIBOR	1.750%	4/05/23	BB+	4,968,750

2,500	Coty, Inc., Term Loan B	4.280%	1-Month LIBOR	2.250%	4/07/25	BB+	2,446,875
7,500	Total Personal Products						7,415,625

	Pharmaceuticals – 1.4%

4,259	Alphabet Holding Company, Inc., Initial Term Loan, First Lien, (DD1)	5.594%	1-Month LIBOR	3.500%	9/26/24	B–	3,978,159

11,605	Concordia Healthcare Corporation, Term Loan B, First Lien, (6)	6.344%	1-Month LIBOR	4.250%	10/21/21	Caa2	10,394,416

7,326	Prestige Brands, Inc., Term Loan B4	4.094%	1-Month LIBOR	2.000%	1/26/24	BB	7,315,431

9,895	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.983%	1-Month LIBOR	3.000%	6/02/25	BB–	9,874,439
33,085	Total Pharmaceuticals						31,562,445

	Professional Services – 1.5%

6,043	Ceridian HCM Holding, Inc., Term Loan B	5.344%	1-Month LIBOR	3.250%	4/30/25	B–	6,046,372

14,989	Formula One Group, Term Loan B	4.594%	1-Month LIBOR	2.500%	2/01/24	B+	14,818,102

9,650	Nielsen Finance LLC, Term Loan B4	4.046%	1-Week LIBOR	2.000%	10/04/23	BBB–	9,655,289

1,436	On Assignment, Inc., Term Loan B	4.094%	1-Month LIBOR	2.000%	4/02/25	BB	1,435,686

1,810	On Assignment, Inc., Tranche Term Loan B3	4.094%	1-Month LIBOR	2.000%	6/03/22	BB	1,811,356
33,928	Total Professional Services						33,766,805

	Real Estate Management & Development – 1.9%

999	Altisource Solutions S.A R.L., Term Loan B	6.334%	3-Month LIBOR	4.000%	3/29/24	B+	991,910

16,342	Capital Automotive LP, Term Loan, First Lien	4.600%	1-Month LIBOR	2.500%	3/25/24	B	16,281,033

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Real Estate Management & Development (continued)

$9,917	Capital Automotive LP, Term Loan, Second Lien	8.094%	1-Month LIBOR	6.000%	3/24/25	CCC+	$10,003,296

14,000	GGP, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	13,779,500

1,987	Trico Group LLC, Term Loan, First Lien	8.807%	3-Month LIBOR	6.500%	2/02/24	B	1,997,438
43,245	Total Real Estate Management & Development						43,053,177

	Road & Rail – 0.1%

1,708	Quality Distribution, Incremental Term Loan, First Lien	7.834%	3-Month LIBOR	5.500%	8/18/22	B–	1,723,037

	Semiconductors & Semiconductor Equipment – 1.0%

1,571	Cavium, Inc., Term Loan B	4.344%	1-Month LIBOR	2.250%	8/16/22	BB	1,570,118

1,621	Cypress Semiconductor Corp, Term Loan B	4.350%	1-Month LIBOR	2.250%	7/05/21	BB	1,627,299

3,407	Lumileds, Term Loan B	5.757%	3-Month LIBOR	3.500%	6/30/24	B+	3,386,185

6,000	Microchip Technology., Inc., Term Loan B	4.100%	1-Month LIBOR	2.000%	5/29/25	BB+	6,001,260

1,961	Micron Technology, Inc., Term Loan B	3.850%	1-Month LIBOR	1.750%	4/10/22	BBB–	1,968,202

7,648	ON Semiconductor Corporation, Term Loan B3	3.844%	1-Month LIBOR	1.750%	3/31/23	Baa3	7,653,894
22,208	Total Semiconductors & Semiconductor Equipment						22,206,958

	Software – 7.2%

1,911	Applied Systems, Inc., Initial Term Loan, First Lien	5.334%	3-Month LIBOR	3.000%	9/19/24	B	1,915,580

15,024	Avaya, Inc., Tranche B Term Loan, (DD1)	6.323%	1-Month LIBOR	4.250%	12/15/24	B	15,065,592

1,557	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B–	1,477,651

11,911	BMC Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	11,851,542

9,627	Compuware Corporation, Term Loan B3	5.590%	1-Month LIBOR	3.500%	12/15/21	B	9,660,822

1,476	DTI Holdings, Inc., Replacement Term Loan B1	6.844%	1-Month LIBOR	4.750%	9/29/23	B	1,477,192

1,586	Ellucian, Term Loan B, First Lien	5.584%	3-Month LIBOR	3.250%	9/30/22	B	1,581,913

7,687	Greeneden U.S. Holdings II LLC, Term Loan B	5.834%	1-Month LIBOR	3.500%	12/01/23	B	7,696,653

24,417	Infor (US), Inc., Term Loan B	4.844%	1-Month LIBOR	2.750%	2/01/22	B	24,338,131

6,517	Informatica, Term Loan B	5.344%	1-Month LIBOR	3.250%	8/05/22	B	6,535,708

6,865	Kronos Incorporated, Term Loan B	5.358%	3-Month LIBOR	3.000%	11/20/23	B	6,860,370

2,000	Kronos Incorporated, Term Loan B, Second Lien	10.608%	3-Month LIBOR	8.250%	11/01/24	CCC	2,066,070

2,715	LANDesk Software Group, Inc., Term Loan, First Lien	6.350%	1-Month LIBOR	4.250%	1/20/24	B–	2,696,524

1,500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.594%	1-Month LIBOR	8.500%	9/29/25	B–	1,529,250

7,230	McAfee LLC, Term Loan	6.594%	1-Month LIBOR	4.500%	9/30/24	B	7,277,881

2,187	Micro Focus International PLC, New Term Loan	4.844%	1-Month LIBOR	2.750%	6/21/24	BB–	2,182,369

14,770	Micro Focus International PLC, Term Loan B	4.844%	1-Month LIBOR	2.750%	6/21/24	BB–	14,738,079

6,416	Micro Focus International PLC, Term Loan B2	4.594%	1-Month LIBOR	2.500%	11/19/21	BB–	6,403,773

1,113	Misys, New Term Loan, Second Lien	9.557%	3-Month LIBOR	7.250%	6/13/25	CCC+	1,075,151

2,561	RP Crown Parent LLC, Term Loan B	4.844%	1-Month LIBOR	2.750%	10/15/23	B	2,548,189

13,468	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.594%	1-Month LIBOR	2.500%	4/16/25	BB	13,488,067

5,095	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.594%	1-Month LIBOR	2.500%	4/16/25	BB	5,102,714

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$6,000	Symantec Corp., Term Loan A2	3.875%	3-Month LIBOR	1.500%	8/01/19	BB+	$5,982,480

10,665	Tibco Software, Inc., Term Loan, First Lien	5.600%	1-Month LIBOR	3.500%	12/04/20	B	10,683,124

984	Vertafore, Inc., Term Loan, First Lien	5.344%	1-Month LIBOR	3.250%	6/30/23	B	978,816
165,282	Total Software						165,213,641

	Specialty Retail – 0.7%

4,143	Neiman Marcus Group, Inc., Term Loan	5.263%	1-Month LIBOR	3.250%	10/25/20	CCC	3,682,210

11,604	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	8,408,317

4,645	Petsmart Inc., Term Loan B, First Lien	5.010%	1-Month LIBOR	3.000%	3/11/22	B3	3,851,802
20,392	Total Specialty Retail						15,942,329

	Technology Hardware, Storage & Peripherals – 3.8%

38,172	Dell International LLC, Refinancing Term Loan B	4.100%	1-Month LIBOR	2.000%	9/07/23	BBB–	38,034,803

28,350	Dell International LLC, Replacement Term Loan A2	3.850%	1-Month LIBOR	1.750%	9/07/21	BBB–	28,275,596

21,506	Western Digital, Term Loan B	3.844%	1-Month LIBOR	1.750%	4/29/23	BBB–	21,528,073
88,028	Total Technology Hardware, Storage & Peripherals						87,838,472

	Textiles, Apparel & Luxury Goods – 0.3%

937	J. Crew Group, Inc., Term Loan	5.458%	1-Month LIBOR	3.220%	3/05/21	CCC	784,518

6,285	Waste Industries USA, Inc., Term Loan	4.844%	1-Month LIBOR	2.750%	9/28/24	B1	6,280,141
7,222	Total Textiles, Apparel & Luxury Goods						7,064,659

	Trading Companies & Distributors – 0.2%

3,474	Hayward Industries, Inc., Initial Term Loan, First Lien	5.594%	1-Month LIBOR	3.500%	8/05/24	B	3,485,161

1,522	Utility One Source, Term Loan B	7.594%	1-Month LIBOR	5.500%	4/18/23	B	1,562,120
4,996	Total Trading Companies & Distributors						5,047,281

	Transportation Infrastructure – 1.6%

37,475	Avolon LLC, Term Loan B	4.088%	1-Month LIBOR	2.000%	1/15/25	BBB–	37,063,447

	Wireless Telecommunication Services – 1.7%

4,325	Asurion LLC, Term Loan B6	4.844%	1-Month LIBOR	2.750%	11/03/23	B+	4,324,074

15,101	Sprint Corporation, Term Loan, First Lien	4.625%	1-Month LIBOR	2.500%	2/02/24	BB–	15,054,257

1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.046%	1-Month LIBOR	9.000%	3/11/24	CCC+	996,875

14,713	Syniverse Holdings, Inc., Tranche Term Loan C	7.046%	1-Month LIBOR	5.000%	3/09/23	B	14,723,939

4,372	UPC Financing Partnership, Term Loan AR1, First Lien	4.573%	1-Month LIBOR	2.500%	1/15/26	BB	4,328,432
39,511	Total Wireless Telecommunication Services						39,427,577
$1,952,165	Total Variable Rate Senior Loan Interests (cost $1,933,679,058)						1,911,428,222

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 13.2%

	Banks – 0.4%

$3,557	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 0.680% spread), (7)			2.161%	6/01/21	AA–	$3,573,896

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

$6,000	Wells Fargo & Company, (3-Month LIBOR reference rate + 1.340% spread), (7)	3.661%	3/04/21	A+	$6,140,670
9,557	Total Banks				9,714,566

	Commercial Services & Supplies – 0.4%

8,000	ADT Corporation	6.250%	10/15/21	BB–	8,280,000

	Containers & Packaging – 0.8%

16,959	Reynolds Group	5.750%	10/15/20	B+	17,022,983

	Diversified Telecommunication Services – 1.8%

11,967	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	10,736,792

12,000	IntelSat Jackson Holdings, 144A	9.750%	7/15/25	CCC+	12,660,000

5,691	IntelSat Limited	7.750%	6/01/21	CCC–	5,292,630

12,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	12,000,000
41,658	Total Diversified Telecommunication Services				40,689,422

	Equity Real Estate Investment Trusts – 0.4%

9,905	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	9,880,238

	Health Care Providers & Services – 2.0%

30,500	HCA Inc.	6.500%	2/15/20	BBB–	31,758,125

12,000	HCA Inc.	5.875%	3/15/22	BBB–	12,510,000

2,000	Tenet Healthcare Corporation	4.375%	10/01/21	BB–	1,967,500
44,500	Total Health Care Providers & Services				46,235,625

	Hotels, Restaurants & Leisure – 1.3%

1,010	MGM Resorts International Inc.	5.250%	3/31/20	BB	1,028,938

15,630	MGM Resorts International Inc.	6.750%	10/01/20	BB	16,372,425

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,270,000

7,950	Scientific Games International Inc.	10.000%	12/01/22	B–	8,466,750
27,590	Total Hotels, Restaurants & Leisure				29,138,113

	Household Durables – 0.7%

3,500	Lennar Corporation	4.125%	12/01/18	BB+	3,501,750

7,000	Lennar Corporation	4.500%	6/15/19	BB+	7,017,500

6,000	Lennar Corporation	4.500%	11/15/19	BB+	6,037,500
16,500	Total Household Durables				16,556,750

	Media – 1.6%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,007,500

200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	199,970

8,000	Dish DBS Corporation	5.125%	5/01/20	BB	7,920,000

2,000	Dish DBS Corporation	6.750%	6/01/21	BB	2,002,500

2,500	Dish DBS Corporation	5.875%	11/15/24	BB	2,115,625

2,675	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,737,729

7,091	iHeartCommunications, Inc., (6)	9.000%	12/15/19	CC	5,371,432

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$18,490	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (6)	14.000%	2/01/21	C	$2,288,127

12,795	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	14,106,487
54,751	Total Media				37,749,370

	Oil, Gas & Consumable Fuels – 0.3%

5,385	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,886,888

1,872	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,984,320
7,257	Total Oil, Gas & Consumable Fuels				6,871,208

	Professional Services – 0.2%

5,500	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,404,300

	Semiconductors & Semiconductor Equipment – 0.1%

771	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	851,955

1,860	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	1,957,650
2,631	Total Semiconductors & Semiconductor Equipment				2,809,605

	Software – 1.5%

160	Avaya Inc., 144A, (8)	7.000%	4/01/19	N/R	—

3,950	Avaya Inc., 144A, (8)	10.500%	3/01/21	N/R	—

11,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	11,880,000

16,100	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	16,462,250

753	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	752,059

6,150	Infor Us Inc., 144A	5.750%	8/15/20	BB	6,223,031
38,113	Total Software				35,317,340

	Wireless Telecommunication Services – 1.7%

7,500	Sprint Capital Corporation	6.900%	5/01/19	B+	7,651,500

4,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	4,080,000

20,195	Sprint Communications Inc.	7.000%	8/15/20	B+	20,901,825

2,000	Sprint Corporation	7.250%	9/15/21	B+	2,080,000

1,000	Sprint Corporation	7.875%	9/15/23	B+	1,036,875

2,000	T-Mobile USA Inc.	6.000%	3/01/23	BB+	2,066,000
36,695	Total Wireless Telecommunication Services				37,816,200
$319,616	Total Corporate Bonds (cost $312,560,708)				303,485,720

Shares	Description (1)				Value

	COMMON STOCKS – 0.9%

	Diversified Consumer Services – 0.1%

90,494	Cengage Learning Holdings II LP, (9)				$848,381

	Energy Equipment & Services – 0.2%

114,542	C&J Energy Services Inc., (9)				2,703,191

69,974	Ocean Rig UDW Inc., (9)				2,062,834

Shares	Description (1)		Value

	Energy Equipment & Services (continued)

$2,052	Vantage Drill International, (9)		$508,896
	Total Energy Equipment & Services		5,274,921

	Health Care Providers & Services – 0.0%

65,945	Millennium Health LLC, (9)		3,297

61,430	Millennium Health LLC, (8), (9)		—

57,666	Millennium Health LLC, (8), (9)		—
	Total Health Care Providers & Services		3,297

	Media – 0.1%

96,103	Cumulus Media Inc., (9)		1,525,635

	Oil, Gas & Consumable Fuels – 0.0%

64	Southcross Holdings Borrower LP, (9)		14,240

	Software – 0.5%

592,464	Avaya Holdings Corporation, (9)		11,896,677

	Specialty Retail – 0.0%

9,046	Gymboree Corporation, (8), (9)		152,568

24,628	Gymboree Corporation, (9)		443,303
	Total Specialty Retail		595,871
	Total Common Stocks (cost $25,633,889)		20,159,022

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

4,447	Freeport Energy Inc., (9)		$223,462

20,328	Freeport Energy Inc., (9)		821,383
	Total Common Stock Rights (cost $594,692)		1,044,845

Shares	Description (1)		Value

	WARRANTS – 0.0%

	Information Technology – 0.0%

16,108	Avaya Holdings Corp		$60,405
	Total Warrants (cost $1,365,820)		60,405
	Total Long-Term Investments (cost $2,273,834,167)		2,236,178,214

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 5.7%

	INVESTMENT COMPANIES – 5.7%

130,692,864	BlackRock Liquidity Funds T-Fund Portfolio, (10)	1.814% (11)	$130,692,864
	Total Short-Term Investments (cost $130,692,864)		130,692,864
	Total Investments (cost $2,404,527,031) – 102.7%		2,366,871,078
	Other Assets Less Liabilities – (2.7)%		(63,026,554)
	Net Assets – 100%		$2,303,844,524

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,911,428,222	$—		$1,911,428,222
Corporate Bonds	—	303,485,720	—	*	303,485,720
Common Stocks	20,006,454	—	152,568		20,159,022
Common Stock Rights	1,044,845	—	—		1,044,845
Warrants	60,405	—	—		60,405
Short-Term Investments:
Investment Companies	130,692,864	—	—		130,692,864
Total	$151,804,568	$2,214,913,942	$152,568		$2,366,871,078
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

Tax cost of investments	$2,418,780,010
Gross unrealized:
Appreciation	12,957,889
Depreciation	(64,866,821)
Net unrealized appreciation (depreciation) of investments	$(51,908,932)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018